UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, DC  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

1.	Name and address of issuer:
	Johnson Mutual Funds Trust
	3777 West Fork Road
	Cincinnati, Ohio 45247

2. The name of each series or class of securities
	for which this Form is filed (If the Form is being
	filed for all series and classes of securities of
	the issuer, check the box but do not list series or classes):    X


3.	Investment Company Act File Number: 811-7254
	Securities Act File Number:33-52970

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2001

4(b).	     Check box if this Form is being filed late
	     (i.e., more than 90 calendar days
	     after the end of the issuer's fiscal year).

4(c).	     Check box if this is the last time the
	     issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$48,462,698

(ii)	Aggregate price of securities redeemed or repurchased
	during the fiscal year:		$40,209,643

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the Commission: 		$0

(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii)]:		-$40,209,643					- $

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]: 		$8,253,055

(vi)	Redemption credits available for use		$0
	in future years - if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee		x 0.000092

(viii) Registration fee due (multiply Item 5(v) by
	Item 5(vii) (enter "0" if no fee is due):		= $759.28

6.	Prepaid Shares
	If the response to Item 5(i) was determined
	by deducting an amount of securities that
	were registered under the Securities Act of
	1933 pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of
	securities (number of shares or other units)
	deducted here:     0	.
	If there is a number of shares or other units
	that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year
	for which this form is filed that are available
	for use by the issuer in future fiscal years,
	then state that number here:       0	.

7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year:		+ $0.00

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:		 = $759.28

9. Date the registration fee and any interest
           payment was sent to the Commission's lockbox depository: March 28, 2002

		Method of Delivery:		__ X__  Wire Transfer
						______  Mail or other means


	SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW
BY THE FOLLOWING PERSONS ON BEHALF
OF THE ISSUER AND IN THE CAPACITIES
AND ON THE DATES INDICATED.

By (Signature and Title): _Marc E. Figgins
Marc E. Figgins, CFO and Treasurer
Date: March 26, 2002

	*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE
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